Non-controlling Interest - Summarized Statement of Loss and Comprehensive Loss (Details) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Minority Interest [Line Items]
Revenue from contracts with customers		$ 11,945,092	$ 14,371,095	$ 39,668,246	$ 36,502,490	$ 47,695,828	$ 34,261,647
Selling, general and administrative expenses		(8,727,323)	(18,429,528)	(35,188,695)	(49,902,087)	(60,538,424)	(63,824,118)
Impairment loss on goodwill				(7,570,471)		(3,288,847)	(26,898,016)
Finance costs		(1,362,776)	(363,466)	(2,658,305)	(1,180,368)	(2,143,978)	(1,786,781)
Loss before income taxes		(495,438)	(16,804,956)	(44,275,095)	(47,750,794)	(84,424,529)	(127,741,941)
Income tax (expense) recovery		(2,013)	50	(14,543)	(11,894)		3,477,711
Equity holders of the Company		1,288,110	(15,009,015)	(33,893,698)	(43,029,506)	(74,971,745)	(123,170,020)
Total comprehensive loss		(728,941)	(16,472,832)	(51,014,769)	(48,147,120)	(83,674,281)	(117,526,283)
Loss attributable to the subsidiary's non-controlling interest		(1,785,561)	(1,795,891)	(10,395,940)	(4,733,182)	(9,452,784)	(1,094,210)
Comprehensive loss attributable to the subsidiary's non-controlling interest		(1,785,561)	(1,795,891)	(10,395,940)	(4,733,182)	(9,455,479)	$ (1,320,138)
Sprout
Minority Interest [Line Items]
Revenue from contracts with customers	$ 2,403,074	8,380,966	6,791,703	24,903,038	19,456,048	25,971,480
Cost of sales	(3,192,259)	(7,825,211)	(7,020,841)	(23,748,469)	(19,914,902)	(28,200,621)
Selling, general and administrative expenses	(1,253,251)	(3,184,805)	(2,185,582)	(9,412,606)	(7,157,115)	(9,459,448)
Impairment loss on intangible assets						(1,527,000)
Impairment loss on goodwill						(3,288,847)
Finance costs	(140,218)	(934,685)	(1,184,310)	(2,396,967)	(1,857,471)	(2,427,165)
Loss before income taxes	(2,182,654)	(3,563,735)	(3,599,030)	(20,819,004)	(9,473,440)	(18,931,601)
Income tax (expense) recovery	(1,398)	(14,543)	50	(14,543)	(11,894)	(11,854)
Equity holders of the Company	(2,184,052)	(3,578,278)	(3,598,980)	(20,833,547)	(9,485,334)	(18,943,455)
Total comprehensive loss	(2,635,006)	(3,578,278)	(3,598,980)	(20,833,547)	(9,485,334)	(18,948,855)
Loss attributable to the subsidiary's non-controlling interest	(1,094,210)	(1,785,561)	(1,803,089)	(10,395,940)	(4,752,152)	(9,452,784)
Comprehensive loss attributable to the subsidiary's non-controlling interest	$ (1,320,138)	$ (1,785,561)	$ (1,795,891)	$ (10,395,940)	$ (4,733,182)	$ (9,455,479)